REVENUE (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Deferred revenue	$ 108.8		$ 108.8		$ 136.4
Deferred revenue recognized	3.9	$ 8.9	40.7	$ 35.8
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Performance obligation not yet recognized	$ 900.8	$ 427.5	$ 900.8	$ 427.5
Minimum
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Contract with customer, term			18 months
Maximum
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Contract with customer, term			48 months